Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2018
Other Accounts Payable
Schedule of other accounts payable
	December 31,
	2017	2016
	USD in thousands

Employees and payroll accruals	$484	$130
Provisions due to litigations and claims (*)	250	-
Accrued vacation	52	30
Other payables	58	-

	$844	$160

(*) Refer to Note 16j for more information in this matter.